Financial Instruments and Fair Value Measurements - Financial Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	$ 1,940,362	$ 1,259,024
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,347,831	924,980
Credit facility | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	1,080,557	527,368
Fair value	1,106,280	539,454
2023 convertible notes | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	131,682	123,720
Fair value	188,025	181,453
2020 convertible notes | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	135,592	135,288
Fair value	144,127	142,203
2020 convertible notes | Liability component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	137,000	132,800
2020 convertible notes | Equity component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	7,100	9,400
Equipment Facility | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	101,862	31,070
Fair value	102,578	31,710
2019 convertible notes | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	0	138,604
Fair value	$ 0	147,033
2019 convertible notes | Liability component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value		138,100
2019 convertible notes | Equity component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value		$ 8,900